Note 20 - Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value measurement [text block]
20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value

The Company’s fair values of financial assets and liabilities were as follows:

	Carrying Value		December 31, 2024
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$3,717	$—	$—	$—	$3,717
Restricted cash	—	1,208	—	—	—	1,208
Receivables	—	1,310	—	—	—	1,310
Marketable securities	12	—	12	—	—	12
	$12	$6,235	$12	$—	$—	$6,247
Liabilities:
Accounts payable and accrued liabilities	$—	$3,579	$—	$—	$—	$3,579
Accrued interest	—	2,799	—	—	—	2,799
Long-term government loan payable	—	7,824	—	—	—	7,824
Convertible notes payable [1]	63,963	—	—	—	63,963	63,963
Warrants – Convertible Notes payable [1]	1,582	—	—	—	1,582	1,582
Royalty	—	1,283	—	—	—	1,283
	$65,545	$15,485	$—	$—	$65,545	$81,030

	Carrying Value		December 31, 2023
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,560	$—	$—	$—	$7,560
Restricted cash	—	2,096	—	—	—	2,096
Receivables	—	1,081	—	—	—	1,081
Marketable securities	595	—	595	—	—	595
	$595	$10,737	$595	$—	$—	$11,332
Liabilities:
Accounts payable and accrued liabilities	$—	$8,828	$—	$—	$—	$8,828
Accrued interest	—	5,730	—	—	—	5,730
Long-term government loan payable	—	4,299	—	—	—	4,299
Convertible notes payable [1]	40,101	—	—	—	40,101	40,101
Warrants – Convertible Notes payable [1]	1,421	—	—	—	1,421	1,421
Royalty	—	858	—	—	—	858
Warrants derivative liability	7	—	—	—	7	7
	$41,529	$19,715	—	$—	$41,529	$61,244

Valuation techniques

A) Marketable securities

Marketable securities are included in Level 1 as these assets are quoted on active markets.

B) Financial Derivative Liability – Convertible Notes

For the convertible notes payable designated at fair value through profit or loss, the valuation is derived by a finite difference method, whereby the convertible debt as a whole is viewed as a hybrid instrument consisting of two components, an equity component (i.e., the conversion option) and a debt component, each with different risk. The key inputs in the valuation include risk-free rates, share price, equity volatility, and credit spread. As there are significant unobservable inputs used in the valuation, the convertible notes payable is included in Level 3.

Methodologies and procedures regarding Level 3 fair value measurements are determined by the Company’s management. Calculation of Level 3 fair values is generated based on underlying contractual data as well as observable and unobservable inputs. Development of unobservable inputs requires the use of significant judgment. To ensure reasonability, Level 3 fair value measurements are reviewed and validated by the Company’s management. Review occurs formally on a quarterly basis or more frequently if review and monitoring procedures identify unexpected changes to fair value.

While the Company considers its fair value measurements to be appropriate, the use of reasonably alternative assumptions could result in different fair values. On a given valuation date, it is possible that other market participants could measure a same financial instrument at a different fair value, with the valuation techniques and inputs used by these market participants still meeting the definition of fair value. The fact that different fair value measurements exist reflects the judgment, estimates and assumptions applied as well as the uncertainty involved in determining the fair value of these financial instruments.

The fair value of the convertible note payable has been estimated based on significant unobservable inputs which are equity volatility and credit spread. The Company used an equity volatility of 63% ( December 31, 2023 – 62% and December 31, 2022 – 54%). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $963 ( December 31, 3023 - $545) or a decrease of $826 ( December 31, 2023 - $425) to the fair value of the convertible note payable. The Company used a credit spread of 26.3% ( December 31,2023 – 27.8% and December 31, 2022 – 30.5%). If the Company had used a credit spread that was higher or lower by 5%, the potential effect would be a decrease of $4,273 ( December 31, 2023 - $3,937 and December 31, 2022 - $352) or an increase of $4,901 ( December 31, 2023 - $4,648 and December 31, 2022 - $474) to the fair value of convertible note payable.

The fair value of the 2027 Notes has been estimated based on significant unobservable inputs which are equity volatility and credit spread. The Company used an equity volatility of 63% ( December 31, 2023 – Nil). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $204 ( December 31, 2023 - $Nil) or a decrease of $198 ( December 31, 2023 - $Nil) to the fair value of the convertible note payable. The Company used a credit spread of 26.3% ( December 31, 2023 – Nil). If the Company had used a credit spread that was higher or lower by 5%, the potential effect would be a decrease of $218 ( December 31, 2023 - $Nil) or an increase of $275 ( December 31, 2023 – $Nil) to the fair value of convertible note payable.

C) Warrants – Convertible Notes

The Warrants issued in a foreign currency and accounted for at fair value through profit or loss are valued using a Monte Carlo Simulation Model to better model the variability in exercise date. The key inputs in the valuation include risk-free rates and equity volatility. As there are significant unobservable inputs used in the valuation, the financial derivative liability is included in Level 3.

The fair value of the Warrants has been estimated using a significant unobservable input which is equity volatility. The Company used an equity volatility of 63% ( December 31, 2023 – 62%). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $200 ( December 31, 2023 – $186) or a decrease of $227 ( December 31, 2023 – $327) to the fair value of the Warrants.

The fair value of the 2027 Warrants has been estimated using a significant unobservable input which is equity volatility. The Company used an equity volatility of 70% ( December 31, 2023 – Nil). If the Company had used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $161 ( December 31, 2023 - $Nil) or a decrease of $163 ( December 31, 2023 - $Nil) to the fair value of the Warrants.

D) Royalty

The fair value of the Royalty has been estimated at inception using a discounted cash flow model. The key inputs in the valuation include the effective interest rate of 19.20% and cash flows estimates of future operating and gross revenues. As there are significant unobservable inputs used in the valuation, the Royalty is included in Level 3. A 10% increase or decrease in the effective interest rate would be an increase of $250 ( December 31, 2023 –$96) or of decrease $213 ( December 31, 2023 –$109) to the fair value of the royalty.

E) Other Financial Derivative Liability (US Warrants)

The fair value of the embedded derivative on Warrants issued in foreign currency as at December 31, 2024 was $Nil ( December 31, 2023 - $7 and December 31, 2022 - $1,271) and is accounted for at FVTPL. The valuation of warrants where the strike price is in US dollar and the warrants can be exercised at a time prior to expiry, the Company uses a Monte Carlo Simulation Model to better model the variability in exercise dates. The key inputs in the valuation include risk-free rates and equity volatility. As there are significant unobservable inputs used in the valuation, the financial derivative liability is included in Level 3.